Parent company accounts - balance sheet (Parenthetical) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Balance Sheet Statements, Captions [Line Items]
Profit after tax	£ 4,758	£ 2,451	£ 2,780
Barclays Bank PLC
Condensed Balance Sheet Statements, Captions [Line Items]
Profit after tax	£ 3,606	£ 2,134	£ 2,409